COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Total intrinsic value of options exercised	$ 17	$ 0	$ 33
Total fair value of options that have vested	$ 99	$ 76	$ 89
Total options vested (in shares)	1.5	1.5	1.6
Options, exercisable, intrinsic value	$ 20
Options, outstanding, intrinsic value	$ 34